Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders Equity
Schedule of divided into registered book-entry shares with no par value

	Thousand of shares
			2025			2024
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	129,745	155,583	285,328	138,618	164,502	303,120
Foreign residents	3,688,950	3,524,253	7,213,203	3,680,077	3,515,334	7,195,411
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(13,666)	(13,665)	(27,331)	(19,452)	(19,452)	(38,904)
Total outstanding	3,805,029	3,666,171	7,471,200	3,799,243	3,660,384	7,459,627

Schedule of distribution of dividends and interest on equity

	2025
		Real per Thousand Shares / Units
	Thousand of Reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Interest on Capital (1)(5)	1,500,000	191.68	210.84	402.52	162.92	179.22	342.14
Interest on Capital (2)(5)	1,500,000	191.39	210.53	401.92	162.68	178.95	341.63
Interest on Capital (3)(5)	2,000,000	255.18	280.70	535.88	216.90	238.59	455.49
Interest on Capital (4)(5)	2,000,000	255.18	280.70	535.88	216.90	238.59	455.49
Dividends (4)(5)	620,000	79.10	87.01	166.11	67.23	73.96	141.19
Total	7,620,000
((1)	Deliberated by the Board of Directors on January 10, 2025, paid on February 12, 2025, without any remuneration as monetary adjustment.
((2)	Deliberated by the Board of Directors on April 10, 2025, paid on May 8, 2025, without any remuneration as monetary adjustment.
((3)	Deliberated by the Board of Directors on July 10, 2025, paid on August 9, 2025, without any remuneration as monetary adjustment.
((4)	Deliberated by the Board of Directors on October 10, 2025, paid on November 8, 2025, without any remuneration as monetary adjustment.
(5)	Deliberated by the Board of Directors on December 22, 2025, paid on February 5, 2026, without any remuneration as monetary adjustment.
(6)	They were fully allocated to the mandatory minimum dividends distributed by the Bank for the financial year ending December 31, 2025.

	2024
		Real per Thousand Shares / Units
	Thousand of Reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Interest on Capital (1)(5)	1,500,000	191.84	221.02	412.86	163.06	179.37	342.43
Interest on Capital (2)(5)	1,500,000	191.62	210.78	402.40	162.88	179.16	342.04
Interest on Capital (3)(5)	1,500,000	191.67	210.83	402.50	162.92	179.21	342.13
Interest on Capital (4)(5)	1,300,000	166.10	182.71	348.81	141.18	155.30	296.48
Dividends (4)(5)	200,000	25.55	28.11	53.66	25.55	28.11	53.66
Total	6,000,000
(1)	Approved by the Board of Directors on January 11, 2024, paid on February 8, 2024, without any remuneration for monetary adjustment.
(2)	Resolved by the Board of Directors on April 10, 2024, paid on May 15, 2024, without any remuneration for monetary adjustment.
(3)	Resolved by the Board of Directors on July 10, 2024, paid on August 9, 2024, without any remuneration for monetary adjustment.
(4)	Resolved by the Board of Directors on October 10, 2024, paid on November 8, 2024, without any remuneration for monetary adjustment.
(5)	They were fully allocated to the mandatory minimum dividends distributed by the Bank for the financial year 2024. .

Schedule of cost share price

	2025	2024
	Quantity	Quantity
	Units	Units
Treasury shares at beginning of the period	19,451	27,193
Shares Acquisitions	-	2,770
Payment - Share-based compensation	(5,785)	(10,511)
Treasury shares at end of the period	13,666	19,452
Balance of Treasury Shares in thousand of Reais	R$717,789	R$882,936
Emission Costs in thousands of Reais	R$1,771	R$1,771
Balance of Treasury Shares in thousands of Reais	R$719,560	R$884,707

Cost/Share Price	Units	Units
Minimum cost (*)	R$7.55	R$7.55
Weighted average cost (*)	R$27.33	R$27.46
Maximum cost (*)	R$49.55	R$49.55
Share Price	R$28.22	R$24.93
(*)	Since the beginning of trading on the stock exchange.

Schedule of cost share price

Cost/Share Price	Units	Units
Minimum cost (*)	R$7.55	R$7.55
Weighted average cost (*)	R$27.33	R$27.46
Maximum cost (*)	R$49.55	R$49.55
Share Price	R$28.22	R$24.93
(*)	Since the beginning of trading on the stock exchange.